Note 2 - The Company and Summary of Significant Accounting Policies (Details) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Anti-dilutive securities	39,416,352	3,390,120	8,682,368	1,164,905
Exercise of common stock warrants
Anti-dilutive securities			1,813,053	0
Conversion of preferred stock into common stock
Anti-dilutive securities			1,163,659	1,163,659
Conversion of convertible debentures into common stock
Anti-dilutive securities			5,704,543	0
Exercise of common stock options
Anti-dilutive securities			1,113	1,246